ACCOUNTS RECEIVABLE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)
Balance at beginning of year		¥ 5,881	¥ 12,110	¥ 6,752
Additions	$ 0	0	15	5,358
Reversal of recovered debts		(1,036)	(627)	0
Derecognition upon disposal of a subsidiary		0	(5,617)	0
Balance at end of year		¥ 4,845	¥ 5,881	¥ 12,110